Personnel expenses - Summary of detailed information about personnel expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure Of Personnel Expenses Explanatory [Abstract]
Salaries and short-term employee benefits	$ 11,480	$ 7,564
Post-employment benefits	644	458
Share-based compensation	1,651	1,297
Termination benefits	209	876
Employee benefits expense	$ 13,984	$ 10,195